Stock Based Compensation	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Stock Based Compensation

Note 12 – Stock Based Compensation

Omnibus Incentive Plan

On November 21, 2016, the board of directors approved the Company’s 2016 Omnibus Incentive Plan, which enables the Company to grant stock options, stock appreciation rights, restricted stock, restricted stock units, unrestricted stock, other share based awards and cash awards to associates, directors, consultants, and advisors of the Company and its affiliates, and to improve the ability of the Company to attract, retain, and motivate individuals upon whom the Company’s sustained growth and financial success depend, by providing such persons with an opportunity to acquire or increase their proprietary interest in the Company. Stock options granted under the 2016 Plan may be non-qualified stock options or incentive stock options, within the meaning of Section 422(b) of the Internal Revenue Code of 1986, except that stock options granted to outside directors and any consultants or advisers providing services to the Company or an affiliate shall in all cases be non-qualified stock options. The option price must be at least 100% of the fair market value on the date of grant and if issued to a 10% or greater shareholder must be 110% of the fair market value on the date of the grant.

The 2016 Plan is to be administered by the Board, which shall have discretion over the awards and grants thereunder. No awards may be issued after November 21, 2026. On December 11, 2017 the board of directors approved an amendment to the 2016 Omnibus Incentive Plan, whereby the number of common shares reserved for issuance under the plan was increased from 1,650,000 to 2,500,000. On April 26, 2018, our board of directors and our stockholders adopted and approved the Amended and Restated 2016 Omnibus Incentive Plan (the “2016 Plan”), whereby the number of common shares reserved for issuance under the plan was increased from 2,500,000 to 4,500,000, plus an annual increase on each anniversary of April 26, 2018 equal to 3% of the total issued and outstanding shares of our common stock as of such anniversary (or such lesser number of shares as may be determined by our board of directors).

Stock Options

On February 7, 2019, in connection with her Employment Agreement, the Board approved the grant in accordance with the Hancock Jaffe 2016 Omnibus Incentive Plan (the “Option Plan”) of 150,000 non-qualified stock options for the purchase shares of the Company’s common stock at an exercise price of $1.59 to H. Chris Sarner, our Vice President Regulatory Affairs and Quality Assurances. The exercise price was equal to the closing price of our common stock on the date that the Board approved the option grant. The options have a ten-year term and 50,000 of the options will vest on the first anniversary of Ms. Sarner’s employment with the Company, and the remaining 100,000 options will vest on a quarterly basis over the following two-year period. The options had grant date fair value of $0.58 per share for an aggregate grant date fair value of $87,000, using the Black Scholes method with the following assumptions used: stock price of $1.59, risk-free interest rate of 2.47%, volatility of 36.3%, annual rate of quarterly dividends of 0%, and a contractual term of 5.3 years. Ms. Sarner resigned her employment with the Company effective December 2, 2019 prior to any options vesting.

On February 7, 2019, the Board approved the grant in accordance with the Option Plan of 30,000 non-qualified stock options to purchase shares of the Company’s common stock to H. Jorge Ulloa as compensation for services provided as the Company’s Primary Investigator for the first-in-human trials of our VenoValve in Colombia in February and April 2019. The stock options were granted at an exercise price of $1.59, equal to the closing price of our common stock on the date that the Board approved the option grant. The options vest monthly over a one (1) year period. The options had grant date fair value of $0.58 per share for an aggregate grant date fair value of $17,400, using the Black Scholes method with the following assumptions used: stock price of $1.59, risk-free interest rate of 2.47%, volatility of 36.1%, annual rate of quarterly dividends of 0%, and a contractual term of 5.3 years.

On January 7, 2019, Dr. Peter Pappas agreed to join the Company’s Medical Advisory Board for a term of two years. The Board approved in accordance with the Option Plan the grant on March 6, 2019 of 20,000 non-qualified options to purchase shares of the Company’s common stock to Dr. Pappas as compensation. The stock options were granted at an exercise price of $1.38, equal to the closing price of our common stock on the date that the Board approved the option grant. The options will vest monthly in twenty-four (24) equal installments for each month that he remains a member of the Company’s Medical Advisory Board. The options had grant date fair value of $0.50 per share for an aggregate grant date fair value of $10,000, using the Black Scholes method with the following assumptions used: stock price of $1.38, risk-free interest rate of 2.50%, volatility of 35.9%, annual rate of quarterly dividends of 0%, and a contractual term of 5.3 years.

On July 3, 2019, in connection with his Employment Agreement dated June 24, 2019, the Board approved the grant in accordance with the Option Plan of 115,000 non-qualified stock options for the purchase of shares of common stock at an exercise price of $2.00 to Brian Roselauf, our Director of Research and Development. The options have a ten-year term and 38,333 of the options will vest on the first anniversary of Mr. Roselauf’s employment with the Company, and the remaining 76,667 options will vest on a quarterly basis over the following two-year period. The options had grant date fair value of $0.15 per share for an aggregate grant date fair value of $17,250, using the Black Scholes method with the following assumptions used: stock price of $1.02, risk-free interest rate of 1.76%, volatility of 35.9%, annual rate of quarterly dividends of 0%, and a contractual term of 5.3 years.

On July 3, 2019, the Company granted in accordance with the Option Plan non-qualified stock options for the purchase of an aggregate of 40,000 shares of common stock at an exercise price of $2.00 to two members of its Medical Advisory Board. The options have a ten-year term and vest monthly over two years. The options had grant date value of $0.15 per share for an aggregate grant date value of $6,000, using the Black Scholes method with the following assumptions used: stock price of $1.02, risk-free interest rate of 1.76%, volatility of 35.9%, annual rate of quarterly dividends of 0%, and a contractual term of 5.3 years.

On July 3, 2019, the Company granted in accordance with the Option Plan non-qualified stock options for the purchase of an aggregate of 60,000 shares of common stock at an exercise price of $2.00 to three key employees: Araceli Palacios, Maria Ruiz and Lydia Sepulveda. The options have a ten-year term and vest quarterly over three years. The options had grant date value of $0.15 per share for an aggregate grant date value of $9,000, using the Black Scholes method with the following assumptions used: stock price of $1.02, risk-free interest rate of 1.76%, volatility of 35.9%, annual rate of quarterly dividends of 0%, and a contractual term of 5.3 years.

On July 22, 2016, the Company entered into an employment agreement with Marc H. Glickman, M.D., the Company’s Senior Vice President and Chief Medical Officer (the “Pre-existing Employment Agreement”). On July 26, 2019, the Company entered an employment agreement with Dr. Glickman (the “New Employment Agreement”) that superseded the terms of the Pre-existing Employment Agreement. In connection with entering into the New Employment Agreement, Dr. Glickman’s existing 184,500 options (“Existing Options”) to purchase Company common stock at $10.00 per share until October 1, 2026 that were granted in connection with his Pre-existing Employment Agreement, were repriced to $2.00 per share. The Existing Options had the repriced date fair value of $0.11 per share for an aggregate grant date fair value of $20,295 using the Black Scholes method with the following assumptions used: stock price of $1.05, risk-free interest rate of 1.84%, volatility of 36.7%, annual rate of quarterly dividends of 0%, and a contractual term of 3.6 years. The repricing of his Existing Options was accounted for as a modification and the excess fair value of $20,295 was expensed since the options had fully vested Additionally, Dr. Glickman, in connection to the New Employment Agreement was granted in accordance with the Option Plan stock options (“New Options”) to purchase 180,000 common stock at a price equal to $2.00 per share exercisable until July 26, 2029, which vest quarterly over a three (3) year period. The New Options had a grant date fair value of $0.16 per share for an aggregate grant date fair value of $28,800, using the Black Scholes method with the following assumptions used: stock price of $1.05, risk-free interest rate of 1.86%, volatility of 35.7%, annual rate of quarterly dividends of 0%, and a contractual term of 5.3 years.

On September 13, 2019, under the Company’s nonemployee director compensation program, Robert Gray and Matthew Jenusaitis in connection with their appointment to the Board were each granted 60,000 options to purchase shares of our common stock at an exercise price of $2.00 per share in accordance with the Option Plan. All of these options vest in equal quarterly portions over a 3 year period starting from the September 13, 2019 grant date. The Options had grant date fair value of $0.13 per share for an aggregate grant date fair value of $15,600 using the Black-Scholes method with the following assumptions used: stock price of $.96, risk-free interest rate of 1.75%, volatility of 35.7%, annual rate of quarterly dividends of 0%, and a contractual term of 5.3 years.

A summary of the option activity during the years ended December 31, 2019 and 2018 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	In Years	Value
Outstanding, January 1, 2018	1,422,000	$10.16
Granted	1,520,207	4.46
Forfeited	(146,500)	10.00
Outstanding, December 31, 2018	2,795,707	$7.07	9.0	$-
Granted	715,000	1.88
Forfeited	(1,018,500)	8.42
Outstanding, December 31, 2019	2,492,207	$4.44	8.6	$-

Exercisable, December 31, 2019	1,702,520	$5.28	8.5	$-

A summary of outstanding and exercisable options and Restricted Stock units as of December 31, 2019 is presented below:

Options Outstanding			Options Exercisable
Exercise Price	Exercisable Into	Outstanding Number of Options	Weighted Average Remaining Life In Years	Exercisable Number of Options
$12.00	Common Stock	120,000	7.7	120,000
$10.00	Common Stock	146,500	6.8	146,500
$7.00	Common Stock	6,000	7.9	6,000
$4.99	Common Stock	1,080,207	8.7	972,186
$4.93	Common Stock	80,000	8.5	60,000
$2.98	Common Stock	150,000	8.5	62,500
$2.90	Common Stock	30,000	8.9	30,000
$2.57	Common Stock	130,000	8.9	50,000
$2.00	Common Stock	699,500	8.9	222,834
$1.59	Common Stock	30,000	9.1	25,000
$1.38	Common Stock	20,000	9.2	7,500
	Total	2,492,207		1,702,520

The Company recognized stock-based compensation related to stock options and restricted stock units of $492,084 and $864,626 during the years ended December 31, 2019 and 2018, respectively. As of December 31, 2019, there was $517,806 of unrecognized stock-based compensation expense related to outstanding stock options and restricted stock units that will be recognized over the weighted average remaining vesting period of 1.8 years.

The employment of William Abbott, our prior Chief Financial Officer was terminated effective July 20, 2018. Pursuant to the provisions of the 2016 Omnibus Incentive Plan and terms and conditions of his stock option Award Agreement, the non-exercisable portion of his option grant or 14,649 expired upon his termination and the exercisable portion or 131,851 options remained exercisable for 90 days following his termination. The prior Chief Financial Officer failed to exercise his exercisable options within the 90 day period and they were forfeited as of October 18, 2018.

Susan Montoya, our Senior Vice President of Operations and Quality Assurance/Regulatory Affairs resigned as of November 15, 2018 from the Company. Pursuant to the provisions of the 2016 Omnibus Incentive Plan and terms and conditions of her stock option Award Agreement, the exercisable portion or 818,500 options remained exercisable for 90 days following her resignation date. Ms. Montoya failed to exercise her exercisable options within the 90 day period and they were forfeited as of February 13, 2019.

Restricted Stock Units

In April 2019, Mr. Marcus Robins, a Director on the Board passed away. Per his restricted stock unit Award Agreement, upon his death, 29,183 units representing the non-vested portion of his restricted stock units were forfeited.

On September 13, 2019, under the Company’s nonemployee director compensation program, Robert Gray and Matthew Jenusaitis in connection with their appointment to the Board were each granted 78,125 restricted stock units in accordance with the Option Plan, which based on the Company’s closing stock price on the grant date were valued at $0.96 per unit for an aggregate grant date value of $150,000. These units vest in equal annual portions on the September 13, 2020, September 13, 2021 and September 13, 2022.

Restricted Stock Units Exercisable
Grant Date	Exercisable Into	Outstanding Number of Units	Weighted Average Remaining Life In Years
11/27/2018	Common Stock	38,910	1.8
9/13/2019	Common Stock	156,250	2.7
	Total	195,160